UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-22255

          Columbia ETF Trust II
(Exact name of registrant as specified in charter)

225 Franklin Street
  Boston, MA 02110
(Address of principal executive offices) (Zip code)

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC
225 Franklin Street
   Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 345-6611

Date of fiscal year end: March 31

Date of reporting period: September 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission,

100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SEMIANNUAL REPORT
September 30, 2020
Not Federally Insured | No Financial Institution Guarantee | May Lose Value
THEMATIC BETA ETFs
Columbia EM Core ex-China ETF
Columbia Emerging Markets Consumer ETF
Columbia India Consumer ETF
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (columbiathreadneedleus.
com/etfs), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank).
You may elect to receive all future shareholder reports in paper free of charge. You can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account.

Thematic Beta ETFs | Semiannual Report 2020
TABLE OF CONTENTS
Columbia EM Core ex-China ETF
Fund at a Glance 3
Columbia Emerging Markets Consumer ETF
Fund at a Glance 5
Columbia India Consumer ETF
Fund at a Glance 7
Understanding Your Fund’s Expenses 9
Portfolio of Investments 10
Statement of Assets and Liabilities 19
Statement of Operations 20
Statement of Changes in Net Assets 21
Financial Highlights 23
Notes to Financial Statements 26
Approval of Investment Management Services Agreement 36
Additional Information 39

FUND AT A GLANCE
Columbia EM Core ex-China ETF
(Unaudited)
Thematic Beta ETFs | Semiannual Report 2020 3
Portfolio management
Christopher Lo, CFA
Lead Portfolio Manager
Managed Fund since 2016
Michelle Teng, CFA
Portfolio Manager
Managed Fund since November 6, 2020
Investment objective
Columbia EM Core ex-China ETF (the Fund) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Beta Thematic Emerging Markets ex-China Index.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of
Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by the Fund’s former investment manager or Columbia Management Investment Advisors,
LLC (Columbia Management or the Investment Manager). Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleus.com/etfs.
Columbia Management took over portfolio management in September 2016 upon its acquisition of the
Fund’s previous investment manager.
Through July 31, 2020, Market Price returns are based on the midpoint of the bid/ask spread for fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance,
Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically
4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times.
The Fund’s shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.
The Beta Thematic Emerging Markets ex-China Index is a market capitalization-weighted index designed to provide broad, core emerging markets equity exposure by measuring the stock performance of up to 700 companies, excluding those listed or domiciled in China or Hong Kong.
The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure market performance of emerging markets.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI Emerging Markets Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Average annual total returns (%) (for period ended September 30, 2020)
Inception
6 Months
cumulative 1 Year 5 Years Life
Market Price 09/02/15 25.93 -4.07 7.77 7.41
Net Asset Value 09/02/15 25.56 -4.49 7.90 7.36
Beta Thematic Emerging Markets
ex-China Index 30.24 -1.88 7.17 6.71
MSCI Emerging Markets Index (Net) 29.37 10.54 8.97 8.63

FUND AT A GLANCE
(continued)
Columbia EM Core ex-China ETF
(Unaudited)
4 Thematic Beta ETFs | Semiannual Report 2020
Country breakdown (%) (at September 30, 2020 )
Brazil 8 .9
Chile 1 .4
India 15 .4
Indonesia 3 .0
Malaysia 3 .3
Mexico 2 .4
Philippines 1 .9
Poland 1 .4
Russia 5 .7
South Africa 5 .1
South Korea 19 .9
Taiwan 25 .7
Tanzania 0 .7
Thailand 4 .7
Turkey 0 .3
United States
(a)
0 .2
Total 100 .0
Country Breakdown is based primarily on issuer’s place of organization/incorporation.
Percentages indicated are based upon total investments and excludes investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
(a) Includes investments in Money Market Funds.
Equity sector breakdown (%) (at September 30, 2020)
Communication Services 7 .5
Consumer Discretionary 9 .2
Consumer Staples 6 .5
Energy 9 .2
Financials 20 .9
Health Care 1 .7
Industrials 4 .5
Information Technology 28 .1
Materials 9 .7
Real Estate 0 .5
Utilities 2 .2
Total 100 .0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

FUND AT A GLANCE
Columbia Emerging Markets Consumer ETF
(Unaudited)
Thematic Beta ETFs | Semiannual Report 2020 5
Portfolio management
Christopher Lo, CFA
Lead Portfolio Manager
Managed Fund since 2016
Michelle Teng, CFA
Portfolio Manager
Managed Fund since November 6, 2020
Investment objective
Columbia Emerging Markets Consumer ETF (the Fund) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Dow Jones Emerging Markets Consumer Titans™ Index.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of
Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by the Fund’s former investment manager or Columbia Management Investment Advisers,
LLC (Columbia Management or the Investment Manager). Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleus.com/etfs.
Columbia Management took over portfolio management in September 2016 upon its acquisition of the
Fund’s previous investment manager.
Through July 31, 2020, Market Price returns are based on the midpoint of the bid/ask spread for fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance,
Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically
4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times.
The Fund’s shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.
The Dow Jones Emerging Markets Consumer Titans
TM
Index is designed to measure the performance of
60 leading emerging market companies classified in the GICS Consumer Discretionary, Consumer Staples,
and Communication Services sectors.
The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure market performance of emerging markets.
S&P DJI made changes to the Index’s name (formerly, the Dow Jones Emerging Markets Consumer
Titans 30
TM
Index) and construction methodology that went into effect March 18, 2019 (the Index Change
Date). Thus, the Index and Fund returns prior to the Index Change Date relate to the Index’s construction methodology (and the Fund’s tracking thereof) in effect prior to the Index Change Date.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI Emerging Markets Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Average annual total returns (%) (for period ended September 30, 2020)
Inception
6 Months
cumulative 1 Year 5 Years 10 Years
Market Price 09/14/10 28.05 16.14 3.91 2.44
Net Asset Value 09/14/10 27.28 15.38 3.83 2.43
Dow Jones Emerging Markets
Consumer Titans™ Index 28.07 16.42 4.71 3.57
MSCI Emerging Markets Index (Net) 29.37 10.54 8.97 2.50

FUND AT A GLANCE
(continued)
Columbia Emerging Markets Consumer ETF
(Unaudited)
6 Thematic Beta ETFs | Semiannual Report 2020
Country breakdown (%) (at September 30, 2020 )
Brazil 3 .9
China 55 .6
India 11 .7
Indonesia 1 .8
Mexico 2 .1
Russia 4 .4
Saudi Arabia 3 .5
South Africa 2 .8
Taiwan 10 .7
Thailand 2 .4
United Arab Emirates 0 .8
United States
(a)
0 .3
Total 100 .0
Country Breakdown is based primarily on issuer’s place of organization/incorporation.
Percentages indicated are based upon total investments and excludes investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
(a) Includes investments in Money Market Funds.
Equity sector breakdown (%) (at September 30, 2020)
Communication Services 37 .1
Consumer Discretionary 38 .2
Consumer Staples 24 .7
Total 100 .0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

FUND AT A GLANCE
Columbia India Consumer ETF
(Unaudited)
Thematic Beta ETFs | Semiannual Report 2020 7
Portfolio management
Christopher Lo, CFA
Lead Portfolio Manager
Managed Fund since 2016
Michelle Teng, CFA
Portfolio Manager
Managed Fund since November 6, 2020
Investment objective
Columbia India Consumer ETF (the Fund) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Indxx India Consumer Index.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of
Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by the Fund’s former investment manager or Columbia Management Investment Advisers,
LLC (Columbia Management or the Investment Manager). Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleus.com/etfs.
Columbia Management took over portfolio management in September 2016 upon its acquisition of the
Fund’s previous investment manager.
Through July 31, 2020, Market Price returns are based on the midpoint of the bid/ask spread for fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance,
Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically
4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times.
The Fund’s shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.
The Indxx India Consumer Index is a maximum 30-stock free-float adjusted market capitalization weighted index designed to measure the market performance of companies in the consumer industry in India as defined by Indxx’s proprietary methodology. The index consists of common stocks listed on the primary exchange of India.
The MSCI India Index (Net) is designed to measure the performance of the large and mid cap segments of the Indian market. With 80 constituents, the index covers approximately 85% of the Indian equity universe.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI India Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Average annual total returns (%) (for period ended September 30, 2020)
Inception
6 Months
cumulative 1 Year 5 Years Life
Market Price 08/10/11 38.72 2.03 6.15 8.55
Net Asset Value 08/10/11 36.59 1.83 6.24 8.55
Indxx India Consumer Index 38.08 2.94 7.52 10.03
MSCI India Index (Net) 38.61 0.54 5.23 4.00

FUND AT A GLANCE
(continued)
Columbia India Consumer ETF
(Unaudited)
8 Thematic Beta ETFs | Semiannual Report 2020
Equity sector breakdown (%) (at September 30, 2020)
Consumer Discretionary 53 .6
Consumer Staples 46 .4
Total 100 .0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)
Thematic Beta ETFs | Semiannual Report 2020 9
As a shareholder of a Fund, you incur ongoing costs, including investment management fees. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a fund and to compare these costs with the ongoing costs of investing in other funds.
The examples are based on an initial investment of $1,000 invested at the beginning of the period and held for the period ended September 30, 2020.
Actual Expenses
The information under each column in the table below entitled “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled
“Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The information under each column in the table entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the ending account values and expenses paid for the period in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the Fund’s most recent fiscal half-year and divided by 365.
Had the Investment Manager not waived fees or reimbursed a portion of expenses for Columbia Emerging Markets Consumer ETF and Columbia India
Consumer ETF, account values at the end of the period would have been reduced.
April 1, 2020 — September 30, 2020
Beginning account value ($)
Ending account value
($)
Expense paid for the period
($)
Annualized expense
ratios for the period
(%)
Actual Hypothetical Actual Hypothetical Actual Hypothetical Actual
Columbia EM Core ex-China ETF 1,000.00 1,000.00 1,255.60 1,024.27 0.90 0.81 0.16
Columbia Emerging Markets Consumer ETF 1,000.00 1,000.00 1,272.80 1,022.11 3.36 2.99 0.59
Columbia India Consumer ETF 1,000.00 1,000.00 1,365.90 1,021.26 4.51 3.85 0.76

PORTFOLIO OF INVESTMENTS
Columbia EM Core ex-China ETF
September 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
10 Thematic Beta ETFs | Semiannual Report 2020
Common Stocks - 95 .2%
Issuer Shares Value ($)
Brazil - 5.1%
B3 SA - Brasil Bolsa Balcao 20,358 198,688
Banco do Brasil SA 18,497 97,203
Cia Brasileira de Distribuicao 5,189 64,204
Cyrela Brazil Realty SA Empreendimentos e
Participacoes 22,115 91,184
Magazine Luiza SA 15,664 247,891
Vale SA 32,630 342,194
Total 1,041,364
Chile - 0.7%
Cia Cervecerias Unidas SA 7,692 49,504
Empresas COPEC SA 13,375 99,962
Total 149,466
India - 15.3%
HDFC Bank Ltd. ADR
(a)
16,217 810,201
ICICI Bank Ltd. ADR
(a)
63,659 625,768
Infosys Ltd. ADR 61,048 843,073
Reliance Industries Ltd. GDR
(b)
7,992 485,914
Tata Motors Ltd. ADR
(a)
12,508 113,698
Vedanta Ltd. ADR 18,090 133,685
WNS Holdings Ltd. ADR
(a)
1,723 110,203
Total 3,122,542
Indonesia - 3.0%
PT Astra International Tbk 215,962 64,731
PT Bank Central Asia Tbk 197,355 359,430
PT Bank Mandiri Persero Tbk 330,666 110,222
PT Telekomunikasi Indonesia Persero Tbk 472,754 81,334
Total 615,717
Malaysia - 3.3%
Dialog Group Bhd 198,424 181,926
IHH Healthcare Bhd 114,914 143,798
Petronas Dagangan Bhd 33,648 159,839
Tenaga Nasional Bhd 74,576 188,437
Total 674,000
Mexico - 2.4%
Grupo Bimbo SAB de CV Series A 68,523 128,412
Grupo Mexico SAB de CV Series B 65,475 166,833
Wal-Mart de Mexico SAB de CV 80,868 194,333
Total 489,578
Philippines - 1.9%
Aboitiz Power Corp. 139,616 73,581
Manila Electric Co. 15,080 84,296
Puregold Price Club, Inc. 84,955 85,866
SM Investments Corp. 7,622 138,353
Total 382,096
Poland - 1.4%
Powszechna Kasa Oszczednosci Bank
Polski SA
(a)
26,791 146,970
Powszechny Zaklad Ubezpieczen SA
(a)
19,863 127,356
Total 274,326
Russia - 5.7%
Gazprom PJSC ADR 40,216 175,100
LUKOIL PJSC ADR 6,904 399,604
MMC Norilsk Nickel PJSC ADR 6,123 147,962
Mobile TeleSystems PJSC ADR 13,109 114,442
Sberbank of Russia PJSC ADR
(a)
27,923 326,280
Total 1,163,388
South Africa - 5.1%
Anglo American Platinum Ltd. 1,482 103,336
Bid Corp. Ltd. 11,645 180,309
Common Stocks (continued)
Issuer Shares Value ($)
Bidvest Group Ltd. (The) 12,645 104,700
FirstRand Ltd. 56,347 139,280
Naspers Ltd. Class N
(a)
2,315 410,815
Sasol Ltd.
(a)
373 2,898
Shoprite Holdings Ltd. 11,250 92,165
Total 1,033,503
South Korea - 19.9%
Celltrion, Inc.
(a)
938 206,528
Hana Financial Group, Inc. 3,588 86,210
Hyundai Mobis Co. Ltd. 530 104,233
Hyundai Motor Co. 1,617 246,802
Kakao Corp. 838 261,181
KB Financial Group, Inc. 6,686 214,672
Kia Motors Corp. 4,317 173,123
KT&G Corp. 1,480 104,277
LG Electronics, Inc. 1,918 150,390
NAVER Corp. 1,089 276,091
POSCO 917 153,683
Samsung Electro-Mechanics Co. Ltd. 1,128 134,068
Samsung Electronics Co. Ltd. 25,825 1,285,177
Samsung SDI Co. Ltd. 457 169,397
Shinhan Financial Group Co. Ltd. 6,842 161,470
SK Hynix, Inc. 4,452 319,767
Total 4,047,069
Taiwan - 25.7%
Catcher Technology Co. Ltd. 12,976 81,318
Chang Hwa Commercial Bank Ltd. 174,590 104,590
China Steel Corp. 202,059 142,673
Chipbond Technology Corp. 57,199 125,213
Chunghwa Telecom Co. Ltd. 102,323 378,032
CTBC Financial Holding Co. Ltd. 178,722 113,545
Eva Airways Corp. 211,866 77,908
Far Eastern New Century Corp. 164,540 143,735
Far EasTone Telecommunications Co. Ltd. 114,983 242,178
Formosa Chemicals & Fibre Corp. 26,638 62,268
Formosa Petrochemical Corp. 26,217 72,418
Formosa Plastics Corp. 63,187 171,483
Formosa Taffeta Co. Ltd. 83,414 90,004
Hon Hai Precision Industry Co. Ltd. 98,424 263,035
Largan Precision Co. Ltd. 930 107,893
Makalot Industrial Co. Ltd. 10,011 59,108
MediaTek, Inc. 14,483 303,542
Nan Ya Plastics Corp. 89,644 184,166
President Chain Store Corp. 20,092 182,453
Taiwan Business Bank 319,081 105,104
Taiwan Mobile Co. Ltd. 51,762 172,647
Taiwan Semiconductor Manufacturing Co.
Ltd. 131,022 1,958,861
Uni-President Enterprises Corp. 42,347 91,385
Total 5,233,559
Tanzania - 0.7%
AngloGold Ashanti Ltd. 5,725 148,651
Thailand - 4.7%
BTS Group Holdings PCL NVDR 1,154,094 346,000
CP ALL PCL NVDR 44,498 84,608
Home Product Center PCL NVDR 251,313 114,206
Ratch Group PCL 59,792 94,818
Siam Cement PCL (The) 7,201 73,175
Siam Commercial Bank PCL (The) 36,013 73,873
Tesco Lotus Retail Growth Freehold &
Leasehold Property Fund 184,713 97,348

PORTFOLIO OF INVESTMENTS
(continued)
Columbia EM Core ex-China ETF
September 30, 2020 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Thematic Beta ETFs | Semiannual Report 2020 11
Common Stocks (continued)
Issuer Shares Value ($)
Thai Union Group PCL NVDR 138,729 61,292
Total 945,320
Turkey - 0.3%
Tupras Turkiye Petrol Rafinerileri AS
(a)
6,675 68,967
Total Common Stocks
(Cost: $ 18,364,225 ) 19,389,546
Preferred Stocks - 4 .4%
Issuer Shares Value ($)
Brazil - 3.8%
Azul SA Preference Shares
(a)
23,460 101,474
Banco Bradesco SA Preference Shares 44,856 154,469
Itau Unibanco Holding SA Preference Shares 46,389 185,179
Itausa SA Preference Shares 71,207 111,173
Petroleo Brasileiro SA Preference Shares 63,893 222,293
Total 774,588
Chile - 0.6%
Sociedad Quimica y Minera de Chile SA
Preference Shares Class B 3,892 125,975
Total Preferred Stocks
(Cost: $ 1,286,704 ) 900,563
Rights - 0.0%
Issuer Shares Value ($)
Thailand - 0.0%
SCG Packaging Public Co. Ltd., expiring
12/31/20
(a),(c),(d)
1,015 0
Total Rights
(Cost: $ 0 ) 0
Money Market Funds - 0 .2%
Issuer Shares Value ($)
Goldman Sachs Financial Square Funds
— Treasury Instruments Fund, Institutional
Shares, 0.003%
(e)
44,919 44,919
Total Money Market Funds
(Cost: $44,919) 44,919
Total Investments in Securities
(Cost: $19,695,848) 20,335,028
Other Assets & Liabilities, Net 41,678
Net Assets 20,376,706

PORTFOLIO OF INVESTMENTS
(continued)
Columbia EM Core ex-China ETF
September 30, 2020 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
12 Thematic Beta ETFs | Semiannual Report 2020
Notes to Portfolio of Investments
(a) Non-income producing investment.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2020, the total value of these securities amounted to $485,914, which represents 2.38% of total net assets.
(c) Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2020, the value of these securities amounted to $0, which represents less than 0.01% of net assets.
(d) Valuation based on significant unobservable inputs.
(e) The rate shown is the seven-day current annualized yield at September 30, 2020.
Abbreviation Legend
ADR American Depositary Receipts
GDR Global Depositary Receipts
NVDR Non-Voting Depository Receipts
PJSC Private Joint Stock Company
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the
Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

PORTFOLIO OF INVESTMENTS
(continued)
Columbia EM Core ex-China ETF
September 30, 2020 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Thematic Beta ETFs | Semiannual Report 2020 13
Fair Value Measurements (continued)
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2020:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Brazil 1,041,364 – – 1,041,364
Chile 149,466 – – 149,466
India 3,122,542 – – 3,122,542
Indonesia 615,717 – – 615,717
Malaysia 674,000 – – 674,000
Mexico 489,578 – – 489,578
Philippines 382,096 – – 382,096
Poland 274,326 – – 274,326
Russia 1,163,388 – – 1,163,388
South Africa 1,033,503 – – 1,033,503
South Korea 4,047,069 – – 4,047,069
Taiwan 5,233,559 – – 5,233,559
Tanzania 148,651 – – 148,651
Thailand 945,320 – – 945,320
Turkey 68,967 – – 68,967
Total Common Stocks 19,389,546 – – 19,389,546
Preferred Stocks
Brazil 774,588 – – 774,588
Chile 125,975 – – 125,975
Total Preferred Stocks 900,563 – – 900,563
Rights
Thailand – – 0
(a)
0
(a)
Total Rights – – 0
(a)
0
(a)
Money Market Funds 44,919 – – 44,919
Total Investments in Securities 20,335,028 – 0
(a)
20,335,028
(a) Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

PORTFOLIO OF INVESTMENTS
Columbia Emerging Markets Consumer ETF
September 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
14 Thematic Beta ETFs | Semiannual Report 2020
Common Stocks - 98 .8%
Issuer Shares Value ($)
Brazil - 3.1%
Lojas Renner SA 310,225 2,182,299
Petrobras Distribuidora SA 286,628 1,024,680
Raia Drogasil SA 453,525 1,884,441
Total 5,091,420
China - 55.6%
Alibaba Group Holding Ltd. ADR
(a)
29,793 8,758,546
ANTA Sports Products Ltd. 170,893 1,766,262
Autohome, Inc. ADR 10,949 1,051,104
Baidu, Inc. ADR
(a)
52,231 6,611,922
BYD Co. Ltd. Class H 117,436 1,839,578
China Feihe Ltd.
(b)
547,000 1,269,040
China Mengniu Dairy Co. Ltd.
(a)
521,485 2,442,568
China Mobile Ltd. 1,059,019 6,757,224
China Resources Beer Holdings Co. Ltd. 261,499 1,599,362
China Telecom Corp. Ltd. Class H 2,658,363 795,794
China Tower Corp. Ltd. Class H
(b)
8,939,509 1,545,670
China Unicom Hong Kong Ltd. 1,113,664 725,678
Dongfeng Motor Group Co. Ltd. Class H 470,820 292,212
Geely Automobile Holdings Ltd. 1,089,981 2,165,898
Guangzhou Automobile Group Co. Ltd. Class
H 540,559 449,885
Haier Electronics Group Co. Ltd. 226,642 818,836
Hengan International Group Co. Ltd. 134,459 975,912
JD.com, Inc. ADR
(a)
105,429 8,182,345
JOYY, Inc. ADR 10,699 863,088
Meituan Dianping Class B
(a)
271,837 8,481,314
NetEase, Inc. ADR 15,356 6,981,913
New Oriental Education & Technology Group,
Inc. ADR
(a)
26,422 3,950,089
TAL Education Group ADR
(a)
76,532 5,819,493
Tencent Holdings Ltd. 125,144 8,259,504
Tencent Music Entertainment Group ADR
(a)
79,655 1,176,504
Vipshop Holdings Ltd. ADR
(a)
73,449 1,148,742
Want Want China Holdings Ltd. 1,212,912 841,996
Yum China Holdings, Inc. 80,286 4,251,144
Zhongsheng Group Holdings Ltd. 95,500 595,797
Total 90,417,420
India - 11.6%
Hero MotoCorp Ltd. 44,862 1,913,719
Hindustan Unilever Ltd. 280,745 7,870,030
ITC Ltd. 1,013,557 2,358,739
Maruti Suzuki India Ltd. 45,305 4,140,851
Nestle India Ltd. 12,231 2,638,940
Total 18,922,279
Indonesia - 1.8%
PT Astra International Tbk 3,387,275 1,015,272
PT Telekomunikasi Indonesia Persero Tbk 7,957,032 1,368,952
PT Unilever Indonesia Tbk 957,608 521,278
Total 2,905,502
Mexico - 2.1%
Fomento Economico Mexicano SAB de CV
Series UBD 278,398 1,571,335
Wal-Mart de Mexico SAB de CV 758,499 1,822,741
Total 3,394,076
Russia - 4.4%
Magnit PJSC GDR 78,430 1,170,176
Mobile TeleSystems PJSC ADR 93,526 816,482
X5 Retail Group NV GDR 23,157 856,809
Yandex NV Class A
(a)
65,390 4,266,697
Total 7,110,164
Common Stocks (continued)
Issuer Shares Value ($)
Saudi Arabia - 3.5%
Almarai Co. JSC 73,186 1,032,163
Saudi Telecom Co. 175,646 4,701,500
Total 5,733,663
South Africa - 2.8%
Shoprite Holdings Ltd. 238,926 1,957,388
Vodacom Group Ltd. 346,890 2,563,617
Total 4,521,005
Taiwan - 10.7%
Chunghwa Telecom Co. Ltd. 1,506,761 5,566,723
Hotai Motor Co. Ltd. 141,703 3,146,020
President Chain Store Corp. 225,375 2,046,600
Taiwan Mobile Co. Ltd. 660,884 2,204,316
Uni-President Enterprises Corp. 2,030,528 4,381,879
Total 17,345,538
Thailand - 2.4%
Advanced Info Service PCL 236,700 1,277,340
CP ALL PCL 973,405 1,850,813
Thai Beverage PCL 1,888,044 836,764
Total 3,964,917
United Arab Emirates - 0.8%
Emirates Telecommunications Group Co.
PJSC 290,028 1,315,456
Total Common Stocks
(Cost: $ 149,274,666 ) 160,721,440
Preferred Stock - 0 .8%
Issuer Shares Value ($)
Brazil - 0.8%
Telefonica Brasil SA Preference Shares
(Cost: $2,011,053) 163,310 1,258,047
Total Preferred Stock
(Cost: $2,011,053) 1,258,047
Money Market Funds - 0 .3%
Issuer Shares Value ($)
Goldman Sachs Financial Square Funds
— Treasury Instruments Fund, Institutional
Shares, 0.003%
(c)
525,745 525,745
Total Money Market Funds
(Cost: $525,745) 525,745
Total Investments in Securities
(Cost: $151,811,464) 162,505,232
Other Assets & Liabilities, Net 88,952
Net Assets 162,594,184

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Emerging Markets Consumer ETF
September 30, 2020 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Thematic Beta ETFs | Semiannual Report 2020 15
Notes to Portfolio of Investments
(a) Non-income producing investment.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2020, the total value of these securities amounted to $2,814,710, which represents 1.73% of total net assets.
(c) The rate shown is the seven-day current annualized yield at September 30, 2020.
Abbreviation Legend
ADR American Depositary Receipts
GDR Global Depositary Receipts
PJSC Private Joint Stock Company
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the
Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Emerging Markets Consumer ETF
September 30, 2020 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
16 Thematic Beta ETFs | Semiannual Report 2020
Fair Value Measurements (continued)
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2020:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Brazil 5,091,420 – – 5,091,420
China 90,417,420 – – 90,417,420
India 18,922,279 – – 18,922,279
Indonesia 2,905,502 – – 2,905,502
Mexico 3,394,076 – – 3,394,076
Russia 7,110,164 – – 7,110,164
Saudi Arabia 5,733,663 – – 5,733,663
South Africa 4,521,005 – – 4,521,005
Taiwan 17,345,538 – – 17,345,538
Thailand 3,964,917 – – 3,964,917
United Arab Emirates 1,315,456 – – 1,315,456
Total Common Stocks 160,721,440 – – 160,721,440
Preferred Stocks
Brazil 1,258,047 – – 1,258,047
Total Preferred Stocks 1,258,047 – – 1,258,047
Money Market Funds 525,745 – – 525,745
Total Investments in Securities 162,505,232 – – 162,505,232
See the Portfolio of Investments for all investment classifications not indicated in the table.

PORTFOLIO OF INVESTMENTS (Consolidated)
Columbia India Consumer ETF
September 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Thematic Beta ETFs | Semiannual Report 2020 17
Notes to Consolidated Portfolio of Investments
Common Stocks - 100 .0%
Issuer Shares Value ($)
Consumer Discretionary - 53.6%
Bajaj Auto Ltd. 91,473 3,572,009
Balkrishna Industries Ltd. 72,605 1,453,478
Bata India Ltd. 55,771 996,553
Bharat Forge Ltd. 237,448 1,440,361
Bosch Ltd. 8,027 1,493,780
Eicher Motors Ltd. 127,288 3,800,352
Hero MotoCorp Ltd. 118,421 5,051,592
Jubilant Foodworks Ltd. 70,152 2,229,071
Mahindra & Mahindra Ltd. 531,174 4,376,534
Maruti Suzuki India Ltd. 38,814 3,547,577
Motherson Sumi Systems Ltd. 1,124,099 1,749,834
MRF Ltd. 2,486 2,007,272
Page Industries Ltd. 3,881 1,122,321
Rajesh Exports Ltd.
(a)
55,997 339,299
Tata Motors Ltd.
(a)
1,796,218 3,245,268
Titan Co. Ltd. 201,337 3,278,344
Whirlpool of India Ltd. 29,427 876,169
Total 40,579,814
Common Stocks (continued)
Issuer Shares Value ($)
Consumer Staples - 46.4%
Avenue Supermarts Ltd.
(a),(b)
111,580 3,331,899
Britannia Industries Ltd. 81,194 4,179,818
Colgate-Palmolive India Ltd. 122,831 2,386,530
Dabur India Ltd. 499,818 3,458,689
Godrej Consumer Products Ltd. 341,918 3,359,630
Hindustan Unilever Ltd. 114,296 3,204,021
ITC Ltd. 1,376,528 3,203,441
Marico Ltd. 474,327 2,333,705
Nestle India Ltd. 15,228 3,285,568
Procter & Gamble Hygiene & Health Care
Ltd. 8,807 1,187,321
Tata Consumer Products Ltd. 384,112 2,602,830
United Breweries Ltd. 61,043 791,210
United Spirits Ltd.
(a)
256,089 1,790,505
Total 35,115,167
Total Investments in Securities
(Cost: $59,673,857) 75,694,981
Other Assets & Liabilities, Net 24,098
Net Assets 75,719,079
(a) Non-income producing investment.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2020, the total value of these securities amounted to $3,331,899, which represents 4.40% of total net assets.
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

PORTFOLIO OF INVESTMENTS (Consolidated)
(continued)
Columbia India Consumer ETF
September 30, 2020 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
18 Thematic Beta ETFs | Semiannual Report 2020
Fair Value Measurements (continued)
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the
Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2020:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary 40,579,814 – – 40,579,814
Consumer Staples 35,115,167 – – 35,115,167
Total Common Stocks 75,694,981 – – 75,694,981
Total Investments in Securities 75,694,981 – – 75,694,981
See the Portfolio of Investments for all investment classifications not indicated in the table.

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2020 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Thematic Beta ETFs | Semiannual Report 2020 19
5d
Columbia EM Core ex-
China ETF
Columbia Emerging
Markets Consumer
ETF
Columbia India
Consumer ETF
(Consolidated)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $19,695,848, $151,811,464 and $59,673,857, respectively) $20,335,028 $162,505,232 $75,694,981
Foreign currency (cost $–, $– and $176,098, respectively) – – 177,144
Receivable for:
Dividends 43,996 171,286 2,627
Spot foreign currency contracts – – 2,878,799
Foreign tax reclaims 387 1,626 –
Reimbursement due from Investment Manager – 47 22,734
Total assets 20,379,411 162,678,191 78,776,285
Liabilities
Due to custodian – – 2,661,374
Payable for:
Investment management fees 2,705 79,493 49,064
Foreign capital gains taxes deferred – 4,514 346,589
Accrued expenses and other liabilities – – 179
Total liabilities 2,705 84,007 3,057,206
Net assets applicable to outstanding capital stock $20,376,706 $162,594,184 $75,719,079
Represented by:
Paid-in capital $20,567,226 $360,979,856 $65,575,772
Total distributable earnings (loss) (190,520) (198,385,672) 10,143,307
Total — representing net assets applicable to outstanding capital stock $20,376,706 $162,594,184 $75,719,079
Shares outstanding 850,000 6,500,000 1,800,000
Net asset value per share $23.97 $25.01 $42.07

STATEMENT OF OPERATIONS
September 30, 2020 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
20 Thematic Beta ETFs | Semiannual Report 2020
Columbia EM Core ex-
China ETF
Columbia Emerging
Markets Consumer
ETF
Columbia India
Consumer ETF
(Consolidated)
Investment Income:
Dividends - unaffiliated issuers $ 308,415 $ 2,705,857 $ 569,093
Foreign taxes withheld (50,447) (350,862) (125,521)
Total income 257,968 2,354,995 443,572
Expenses:
Investment management fees 14,298 498,648 276,632
Mauritius taxes paid – – 22,734
Overdraft expense – 1,069 2,393
Total expenses 14,298 499,717 301,759
Fees waived by the Investment Manager and its affiliates – (1,069) (22,814)
Total net expenses 14,298 498,648 278,945
Net investment income 243,670 1,856,347 164,627
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments - unaffiliated issuers (631,316) (3,836,256) (1,049,187)
In-kind transactions – 3,120,481 –
Foreign currency translations (17,014) (205,699) 54,500
Net realized loss (648,330) (921,474) (994,687)
Change in net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers 4,123,138 39,647,210 23,577,043
Foreign capital gains tax – (4,514) (346,589)
Foreign currency translations 3,404 566 637
Net change in unrealized appreciation 4,126,542 39,643,262 23,231,091
Net realized and unrealized gain 3,478,212 38,721,788 22,236,404
Net increase in net assets resulting from operations $3,721,882 $40,578,135 $22,401,031

STATEMENT OF CHANGES IN NET ASSETS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Thematic Beta ETFs | Semiannual Report 2020 21
,
Columbia EM Core ex-China ETF
Columbia Emerging Markets Consumer
ETF
Six Months Ended
September 30,
2020
(Unaudited)
Year Ended
March 31,
2020
Six Months Ended
September 30,
2020
(Unaudited)
Year Ended
March 31,
2020
Operations
Net investment income $ 243,670 $ 367,166 $ 1,856,347 $ 2,990,830
Net realized gain (loss) (648,330) 44,948 (921,474) (5,774,308)
Net change in unrealized appreciation (depreciation) 4,126,542 (5,281,152) 39,643,262 (22,935,083)
Net increase (decrease) in net assets resulting from operations 3,721,882 (4,869,038) 40,578,135 (25,718,561)
Distributions to shareholders
Net investment income and net realized gains – (352,464) – (4,114,374)
Shareholder transactions
Proceeds from shares sold 2,333,575 8,111,660 – –
Cost of shares redeemed – – (52,905,141) (85,364,536)
Net increase (decrease) in net assets resulting from shareholder transactions 2,333,575 8,111,660 (52,905,141) (85,364,536)
Increase (decrease) in net assets 6,055,457 2,890,158 (12,327,006) (115,197,471)
Net Assets:
Net assets at beginning of period 14,321,249 11,431,091 174,921,190 290,118,661
Net assets at end of period $ 20,376,706 $ 14,321,249 $ 162,594,184 $ 174,921,190
Capital stock activity
Shares outstanding, beginning of
period
750,000 450,000 8,900,000 12,800,000
Subscriptions 100,000 300,000 – –
Redemptions – – (2,400,000) (3,900,000)
Shares outstanding, end of
period
850,000 750,000 6,500,000 8,900,000

STATEMENT OF CHANGES IN NET ASSETS
(continued)
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
22 Thematic Beta ETFs | Semiannual Report 2020
Columbia India Consumer ETF
(Consolidated)
Six Months Ended
September 30,
2020
(Unaudited)
Year Ended
March 31,
2020
Operations
Net investment income $ 164,627 $ 770,852
Net realized loss (994,687) (120,282)
Net change in unrealized appreciation (depreciation) 23,231,091 (27,647,553)
Net increase (decrease) in net assets resulting from operations 22,401,031 (26,996,983)
Distributions to shareholders
Net investment income and net realized gains – (299,950)
Shareholder transactions
Cost of shares redeemed (14,446,013) (35,375,250)
Net decrease in net assets resulting from shareholder transactions (14,446,013) (35,375,250)
Increase (decrease) in net assets 7,955,018 (62,672,183)
Net Assets:
Net assets at beginning of period 67,764,061 130,436,244
Net assets at end of period $ 75,719,079 $ 67,764,061
Capital stock activity
Shares outstanding, beginning of
period
2,200,000 3,100,000
Subscriptions – –
Redemptions (400,000) (900,000)
Shares outstanding, end of
period
1,800,000 2,200,000

FINANCIAL HIGHLIGHTS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Thematic Beta ETFs | Semiannual Report 2020 23
The following tables are intended to help you understand each Fund’s financial performance. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total Return at Market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. Through July 31, 2020, Market Price
returns are based on the midpoint of the bid/ask spread for fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance, Market Price returns are based on closing prices reported by the fund's primary listing exchange (typically 4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times. Total return and portfolio turnover are not annualized for periods of less than one year.
The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Columbia EM Core ex-China ETF
Six Months Ended
September 30, 2020
(Unaudited)
Year Ended March 31,
2016
(a)
2020 2019 2018 2017
Per share data
Net asset value, beginning of
period
$ 19 .09 $ 25 .40 $ 28 .03 $ 24 .91 $ 21 .23 $ 20 .00
Income (loss) from investment
operations:
Net investment income 0 .31 0 .69 0 .65 0 .66 0 .41 0 .22
Net realized and unrealized gain (loss) 4 .57 ( 6 .41 ) ( 2 .51 ) 4 .83 3 .55 1 .52
Total from investment operations 4 .88 ( 5 .72 ) ( 1 .86 ) 5 .49 3 .96 1 .74
Less distributions to shareholders:
Net investment income – ( 0 .59 ) ( 0 .62 ) ( 0 .61 ) ( 0 .28 ) ( 0 .51 )
Net realized gains – – ( 0 .15 ) ( 1 .76 ) – –
Total distribution to shareholders – ( 0 .59 ) ( 0 .77 ) ( 2 .37 ) ( 0 .28 ) ( 0 .51 )
Net asset value, end of
period
$ 23 .97 $ 19 .09 $ 25 .40 $ 28 .03 $ 24 .91 $ 21 .23
Total Return at NAV 25 .56% ( 23 .25 ) % ( 6 .38 ) % 22 .76% 18 .83% 8 .98%
Total Return at Market 25 .93% ( 23 .43 ) % ( 7 .37 ) % 20 .45% 23 .20% 8 .49%
Ratios to average net assets:
Total gross expenses
(b)
0 .16%
(c)
0 .19%
(d)
0 .47%
(e)
0 .70%
(f)
0 .70% 0 .70%
(c)
Total net expenses
(b)(g)
0 .16%
(c)
0 .19%
(d)
0 .35%
(e)
0 .35%
(f)
0 .35% 0 .35%
(c)
Net Investment income 2 .73%
(c)
2 .70% 2 .54% 2 .40% 1 .80% 1 .92%
(c)
Supplemental data
Net assets, end of
period
(in thousands) $ 20,377 $ 14,321 $ 11,431 $ 9,811 $ 11,209 $ 1,062
Portfolio turnover 15% 14% 24% 37% 30% 45%
Notes to Financial Highlights
(a) Based on operations from September 2, 2015 (commencement of operations) through the stated period end.
(b) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.
(c) Annualized.
(d) The ratio includes less than 0.01% for the year ended March 31, 2020 attributed to overdraft expense and tax expense, which is outside the
Unitary Fee (as defined in Note 3).
(e) The ratio includes less than 0.01% for the year ended March 31, 2019 attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3).
(f) The ratio includes less than 0.01% for the year ended March 31, 2018 attributed to line of credit interest expense, overdraft expense and tax expense, which is outside the Unitary Fee (as defined in Note 3).
(g) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

FINANCIAL HIGHLIGHTS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
24 Thematic Beta ETFs | Semiannual Report 2020
Columbia Emerging Markets Consumer ETF
Six Months Ended
September 30, 2020
(Unaudited)
Year Ended March 31,
2020 2019
(a)(b)
2018
(a)
2017
(a)
2016
(a)
Per share data
Net asset value, beginning of
period
$ 19 .65 $ 22 .67 $ 26 .34 $ 24 .75 $ 22 .60 $ 26 .45
Income (loss) from investment
operations:
Net investment income 0 .25 0 .27 0 .25 0 .10 0 .18 0 .21
Net realized and unrealized gain (loss) 5 .11 ( 2 .90 ) ( 3 .72 ) 1 .59 2 .13 ( 3 .83 )
Total from investment operations 5 .36 ( 2 .63 ) ( 3 .47 ) 1 .69 2 .31 ( 3 .62 )
Less distributions to shareholders:
Net investment income – ( 0 .39 ) ( 0 .20 ) ( 0 .10 ) ( 0 .16 ) ( 0 .23 )
Net asset value, end of
period
$ 25 .01 $ 19 .65 $ 22 .67 $ 26 .34 $ 24 .75 $ 22 .60
Total Return at NAV 27 .28% ( 11 .87 ) % ( 13 .08 ) % 6 .81% 10 .35% ( 13 .63 ) %
Total Return at Market 28 .05% ( 11 .95 ) % ( 13 .90 ) % 7 .16% 10 .75% ( 13 .64 ) %
Ratios to average net assets:
Total gross expenses
(c)
0 .59%
(d) (e)
0 .60%
(f)
0 .61%
(g)
0 .81%
(h)
0 .85%
(i)
0 .85%
Total net expenses
(c)(j)
0 .59%
(d) (e)
0 .60%
(f)
0 .61%
(g)
0 .81%
(h)
0 .85%
(i)
0 .85%
Net Investment income 2 .20%
(d)
1 .20% 1 .07% 0 .37% 0 .77% 0 .86%
Supplemental data
Net assets, end of
period
(in thousands) $ 162,594 $ 174,921 $ 290,119 $ 809,911 $ 741,171 $ 612,360
Portfolio turnover 24% 37% 61% 27% 17% 32%
Notes to Financial Highlights
(a) Consolidated.
(b) EG Shares Consumer Mauritius, the Fund's Subsidiary, was liquidated on November 30, 2018.
(c) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.
(d) Annualized.
(e) The total gross expense ratio includes less than 0.01% for the six months ended September 30, 2020 attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3). There is no impact to the total net expense ratio attributed to overdraft expense, as the entire overdraft expense was waived for the six months ended September 30, 2020.
(f) The ratio includes 0.01% for the year ended March 31, 2020 attributed to overdraft expense and tax expense, which is outside the Unitary Fee
(as defined in Note 3). Effective August 1, 2019 through July 31, 2020, the Investment Manager has contractually agreed to limit the Fund's operating expenses to the annual rate of 0.59% of Fund's average daily net assets, inclusive of any overdraft charges (as defined in Note 3).
(g) The ratio includes 0.02% for the year ended March 31, 2019 attributed to overdraft expense and tax expense, which is outside the Unitary Fee
(as defined in Note 3).
(h) The ratio includes less than 0.01% for the year ended March 31, 2018 attributed to overdraft expense and tax expense, which is outside the
Unitary Fee (as defined in Note 3).
(i) The ratio includes less than 0.01% for the year ended March 31, 2017 attributed to tax expense, which is outside the Unitary Fee (as defined in
Note 3).
(j) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

FINANCIAL HIGHLIGHTS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Thematic Beta ETFs | Semiannual Report 2020 25
Columbia India Consumer ETF (Consolidated)
Six Months Ended
September 30, 2020
(Unaudited)
Year Ended March 31,
2020 2019 2018 2017 2016
Per share data
Net asset value, beginning of
period
$ 30 .80 $ 42 .08 $ 45 .81 $ 38 .31 $ 31 .16 $ 35 .48
Income (loss) from investment
operations:
Net investment income (loss) 0 .08 0 .29 0 .12 0 .01 ( 0 .03 ) 0 .04
Net realized and unrealized gain (loss) 11 .19 ( 11 .45 ) ( 3 .80 ) 7 .52 7 .21 ( 4 .36 )
Total from investment operations 11 .27 ( 11 .16 ) ( 3 .68 ) 7 .53 7 .18 ( 4 .32 )
Less distributions to shareholders:
Net investment income – ( 0 .12 ) ( 0 .05 ) ( 0 .03 ) ( 0 .03 ) –
Net asset value, end of
period
$ 42 .07 $ 30 .80 $ 42 .08 $ 45 .81 $ 38 .31 $ 31 .16
Total Return at NAV 36 .59% ( 26 .60 ) % ( 8 .03 ) % 19 .64% 23 .06% ( 12 .18 ) %
Total Return at Market 38 .72% ( 28 .00 ) % ( 8 .44 ) % 19 .98% 23 .67% ( 12 .57 ) %
Ratios to average net assets:
Total gross expenses
(a)
0 .82%
(b) (c)
0 .81%
(d)
0 .77%
(e)
0 .87%
(f)
0 .89%
(g)
0 .89%
Total net expenses
(a)(h)
0 .76%
(b) (c)
0 .81%
(d)
0 .77%
(e)
0 .87%
(f)
0 .89%
(g)
0 .89%
Net Investment income (loss) 0 .45%
(b)
0 .70% 0 .26% 0 .01% ( 0 .09 ) % 0 .13%
Supplemental data
Net assets, end of
period
(in thousands) $ 75,719 $ 67,764 $ 130,436 $ 144,289 $ 88,102 $ 71,679
Portfolio turnover 0% 11% 15% 28% 31% 47%
Notes to Financial Highlights
(a) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.
(b) Annualized.
(c) The total gross expense ratio includes 0.07% for the six months ended September 30, 2020 attributed to overdraft expense and tax expense, which is outside the Unitary Fee (as defined in Note 3). The total net expense ratio includes 0.01% for the six months ended September
30, 2020 attributed to overdraft expense. For the period from August 1, 2020 to September 30, 2020, the entire overdraft expense and tax expense were waived.
(d) The ratio includes 0.06% for the year ended March 31, 2020 attributed to overdraft expense and tax expense, which is outside the Unitary Fee
(as defined in Note 3).
(e) The ratio includes 0.02% for the year ended March 31, 2019 attributed to tax expense, which is outside the Unitary Fee (as defined in Note 3).
(f) The ratio includes 0.01% for the year ended March 31, 2018 attributed to line of credit interest expense and tax expense, which is outside the
Unitary Fee (as defined in Note 3).
(g) The ratio includes less than 0.01% for the year ended March 31, 2017 attributed to tax expense, which is outside the Unitary Fee (as defined in
Note 3).
(h) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

NOTES TO FINANCIAL STATEMENTS
September 30, 2020 (Unaudited)
26 Thematic Beta ETFs | Semiannual Report 2020
Organization
Columbia ETF Trust II (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end registered investment company organized as a Delaware statutory trust. The Trust may issue an unlimited number of shares (without par value).
Information presented in these financial statements pertains to the following series of the Trust (each, a Fund and collectively, the Funds): Columbia EM Core ex-China ETF, Columbia Emerging Markets Consumer ETF and Columbia India
Consumer ETF. Columbia EM Core ex-China ETF and Columbia India Consumer ETF are currently classified as non-
diversified funds.
Basis for Consolidation
The Consolidated Portfolio of Investments; Consolidated Statements of Assets and Liabilities, of Operations and of
Changes in Net Assets; and the Consolidated Financial Highlights of Columbia India Consumer ETF include the account of EG Shares India Consumer Mauritius, a wholly owned subsidiary (the Subsidiary) located in the Republic of Mauritius
(Mauritius). All inter-company accounts and transactions have been eliminated in consolidations.
As of the date of this report, Columbia India Consumer ETF invests in Indian securities both directly (in India), and through its corresponding Subsidiary, which in turn invests virtually all of its assets in Indian securities.
Columbia India Consumer ETF has historically relied on a tax treaty between India and Mauritius for relief from certain
Indian taxes. The enactment of general anti-avoidance rules in India, the signing of a protocol amending the India-
Mauritius tax treaty, and enactment of a 10% tax on long-term capital gains from sales of Indian shares after March 31,
2018 (not otherwise exempt under a tax treaty) have resulted in the imposition of additional taxes by India on Columbia
India Consumer ETF and its Subsidiary. For more information, see India-Mauritius Tax Treaty Risk.
A summary of Columbia India Consumer ETF’s investment in the Subsidiary is as follows:
Fund shares
The market prices of each Fund’s shares may differ to some degree from the Fund’s net asset value (NAV). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a “Creation Unit.” A Creation Unit consists of 50,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement (Authorized Participants) with the Fund’s principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Authorized participants may purchase or redeem Fund shares directly from the Fund only in Creation Units. The Funds’ shares are also listed on the New York Stock Exchange for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.
Summary of significant accounting policies
Basis of preparation
Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC
946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Fund
% of consolidated fund
net assets Net assets ($)
Net investment income
(loss) ($)
Net realized gain (loss)
($)
Net change in
unrealized appreciation
(depreciation) ($)
Columbia India Consumer ETF 58.2% 44,067,151 295,151 1,046,169 10,366,475

NOTES TO FINANCIAL STATEMENTS
(continued)
September 30, 2020 (Unaudited)
Thematic Beta ETFs | Semiannual Report 2020 27
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
Security valuation
All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange.
Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at the close of London’s exchange at 11:00 a.m. Eastern (U.S.) time.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds’ Portfolio of Investments.
Foreign currency transactions and translation
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the London Stock Exchange on any given day. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments.
Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of
Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-
dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

NOTES TO FINANCIAL STATEMENTS
(continued)
September 30, 2020 (Unaudited)
28 Thematic Beta ETFs | Semiannual Report 2020
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Funds based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that
Fund.
Determination of net asset value
The NAV per share of each Fund is computed by dividing the value of the net assets of a Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00 p.m. Eastern
Time) every day the New York Stock Exchange is open.
Federal income tax status
For federal income tax purposes, each Fund is treated as a separate entity. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.
Foreign taxes
The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.
The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
The Funds declare and distribute net investment income annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the
Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.
Investment management fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment
Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on each Fund’s average daily net assets. In return for this fee, the Investment Manager pays the operating costs and expenses of each Fund other than the following expenses (which will be paid by the Fund): taxes;
interest incurred on borrowing by the Funds (including but not limited to overdraft fees), if any; brokerage expenses, fees, commissions and other portfolio transaction expenses (including but not limited to service fees charged by custodians of depository receipts and scrip fees related to registrations on foreign exchanges); interest and fee expense related to

NOTES TO FINANCIAL STATEMENTS
(continued)
September 30, 2020 (Unaudited)
Thematic Beta ETFs | Semiannual Report 2020 29
the Funds’ participation in inverse floater structures; infrequent and/or unusual expenses, including without limitation litigation expenses (including but not limited to arbitrations and indemnification expenses); distribution and/or service fees; expenses incurred in connection with lending securities; and any other expenses approved by the Board of
Trustees.
The annualized effective management services fee rate for the six months ended September 30, 2020 was as follows:
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Funds as disclosed in the Statement of Operations. Under a Deferred
Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to
100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund’s liability for the deferred amount is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Funds. The expenses of the compensation of the members of the Board of Trustees that are allocated to the Fund are payable by the Investment
Manager.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Funds in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Funds, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Funds are payable by the Investment
Manager.
Distribution and service fees
ALPS Distributors, Inc., (the Distributor) serves as the distributor for the Funds. The Funds have adopted a distribution and service plan (the Distribution Plan). Under the Distribution Plan, the Funds are authorized to pay distribution and service fees to the Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25% of average daily net assets of each Fund. No distribution or service fees are currently paid by the Funds or have been approved for payment by the Board of Trustees. There are no current plans to impose these fees.
Expenses waived/reimbursed by the Investment Manager
The Investment Manager has contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the
Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s)
as a percentage of the average daily net assets.
Under the agreement, the following fees and expenses are excluded from Columbia Emerging Markets Consumer ETF’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: brokerage commissions, interest (but not Fund overdraft charges), infrequent and/or unusual expenses and
Fund
Effective investment
management fee rate
(%)
Columbia EM Core ex-China ETF 0.16
Columbia Emerging Markets Consumer ETF 0.59
Columbia India Consumer ETF 0.75
Fund
August 1, 2020 through
July 31, 2021
Prior to
August 1, 2020
Columbia Emerging Markets Consumer ETF 0.59% 0.59%
Columbia India Consumer ETF 0.75% -

NOTES TO FINANCIAL STATEMENTS
(continued)
September 30, 2020 (Unaudited)
30 Thematic Beta ETFs | Semiannual Report 2020
any other expenses the exclusion of which is specifically approved by the Fund’s Board. Prior to August 1, 2020, the following fees and expenses were also excluded from the Fund’s operating expenses, if applicable: taxes, and expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and other exchange-traded funds). This agreement may be modified or amended only with approval from the Investment Manager and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager in future periods.
Under the agreement, the following fees and expenses are excluded from Columbia India Consumer ETF’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable:
expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and other exchange-traded funds), brokerage commissions, interest (but not Fund overdraft charges), infrequent and/
or unusual expenses and any other expenses the exclusion of which is specifically approved by the Fund’s Board. This agreement may be modified or amended only with approval from the Investment Manager and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager in future periods.
Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At September 30, 2020, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at March 31, 2020, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, for the six months ended September 30, 2020, were as follows:
Fund Tax cost ($)
Gross unrealized
appreciation ($)
Gross unrealized
depreciation ($)
Net unrealized
appreciation
(depreciation) ($)
Columbia EM Core ex-China ETF 19,695,848 2,761,193 (2,122,013) 639,180
Columbia Emerging Markets Consumer ETF 151,811,464 32,438,221 (21,744,453) 10,693,768
Columbia India Consumer ETF 59,673,857 20,307,198 (4,286,074) 16,021,124
Funds
No expiration short-
term ($)
No expiration long-term
($) Total ($)
Columbia EM Core ex-China ETF 35,079 347,297 382,376
Columbia Emerging Markets Consumer ETF 6,466,467 201,786,352 208,252,819
Columbia India Consumer ETF 1,946,318 - 1,946,318
Fund Purchases ($)
Proceeds from
sales ($)
Columbia EM Core ex-China ETF 4,317,452 2,681,641
Columbia Emerging Markets Consumer ETF 39,379,875 54,468,420

NOTES TO FINANCIAL STATEMENTS
(continued)
September 30, 2020 (Unaudited)
Thematic Beta ETFs | Semiannual Report 2020 31
The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
In-kind transactions
The Funds may accept in-kind contributions and redemptions. In-kind contributions are accounted for at the fair market value of the in-kind securities contributed on the date of contribution. During the six months ended September 30, 2020, the cost basis of securities contributed was as follows:
Proceeds from the sales of securities include the value of securities delivered through an in-kind redemption of certain
Fund shares. Net realized gains on these securities are not taxable to remaining shareholders in the Fund. For the six months ended September 30, 2020, the in-kind redemptions were as follows:
Line of credit
Each Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A.
and JPMorgan Chase Bank, N.A. whereby the Funds may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than
60 days after the date of borrowing. Each Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the
Statement of Operations. This agreement expires annually in December unless extended or renewed.
During the six months ended September 30, 2020, Columbia EM Core ex-China ETF, Columbia Emerging Markets
Consumer ETF and Columbia India Consumer ETF had no borrowings.
Significant risks
Asia Pacific region concentration risk
Columbia EM Core ex-China ETF and Columbia Emerging Markets Consumer ETF are particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in the Asia Pacific region. Many of the countries in the region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Funds than if the
Funds were more geographically diversified. This could result in increased volatility in the value of the Funds' investments and losses for the Funds. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Funds to sell such securities at a desirable time and price.
Communication services concentration risk
Columbia Emerging Markets Consumer ETF may be more susceptible to the particular risks that may affect companies in the communication services sector than if it were invested in a wider variety of companies in unrelated sectors.
Companies in the communication services sector are subject to certain risks, including the risk that new services,
Columbia India Consumer ETF - 14,354,017
Fund Contributions ($)
Columbia EM Core ex-China ETF 964,454
Columbia Emerging Markets Consumer ETF -
Columbia India Consumer ETF -
Fund Cost basis ($) Proceeds from sales ($)
Net realized
gain (loss) ($)
Columbia EM Core ex-China ETF - - -
Columbia Emerging Markets Consumer ETF 32,654,233 35,774,714 3,120,481
Columbia India Consumer ETF - - -

NOTES TO FINANCIAL STATEMENTS
(continued)
September 30, 2020 (Unaudited)
32 Thematic Beta ETFs | Semiannual Report 2020
equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete.
Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do
so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many communication services sector companies have limited operating histories and prices of these companies' securities historically have been more volatile than other securities, especially over the short term.
Concentration risk
Each Fund concentrates its investments in a particular sector or a group of sectors to approximately the same extent as its respective underlying index, and as such, may be adversely affected by increased price volatility of securities in those sectors, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those sectors.
Consumer concentration risk
Because Columbia Emerging Markets Consumer ETF and Columbia India Consumer ETF concentrate their investments in the discretionary/staples sectors (specifically the discretionary/staples sectors of India for the Columbia India Consumer
ETF), these Funds may be adversely affected by increased price volatility of securities in those sectors, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those sectors. The success of discretionary/staples suppliers and retailers is tied closely to the performance of the domestic and international economy, consumer spending levels, changing demographics and consumer tastes.
Correlation/tracking error risk
Each Funds' value will generally decline when the performance of the Index declines. A number of factors may affect the
Funds' ability to achieve a high degree of correlation with the Index, and there is no guarantee that the Funds will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Funds from achieving their investment objective. By using a representative sampling approach, the Funds may not track the Index as closely as they would by using a full replication approach. The Funds also bear management and other expenses and transaction costs in trading securities or other instruments, which the Index does not bear. Accordingly, the Funds' performance will likely fail to match the performance of the Index, after taking expenses into account. It is not possible to invest directly in an index.
Country and regional risk
Each Fund will invest in specific countries or geographic regions to approximately the same extent as its underlying index. To the extent that a Fund invests a significant portion of its assets in a particular country or a specific geographic region, the Fund will generally have more exposure to that country’s or region’s economic risks. In the event of economic or political turmoil or a deterioration of diplomatic relations in a country or region where a substantial portion of a
Fund’s assets are invested, the Fund may experience increased volatility or illiquidity of its portfolio holdings, which may adversely affect that Fund’s performance.
Emerging markets risk
The Funds are subject to emerging markets risk. Investments in emerging market securities are likely to have greater exposure to risks of investing in foreign investments including risks associated with political, regulatory, economic, social, diplomatic, and other conditions or events (including, for example, military confrontations, war, terrorism, natural disasters and disease pandemics), occurring in the country or region. In addition, emerging market countries are typically less developed with more limited trading activity than more developed countries, which may result in increased liquidity risk and other risks. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which may make them more sensitive to world commodity prices and economic downturns in other countries, and some have a higher risk of currency devaluation. The financial information and disclosure made available by issuers of emerging market securities may be considerably less reliable than publicly available information about other foreign securities. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable

NOTES TO FINANCIAL STATEMENTS
(continued)
September 30, 2020 (Unaudited)
Thematic Beta ETFs | Semiannual Report 2020 33
to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S.
Securities and Exchange Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.
Financial concentration risk
Columbia EM Core ex-China ETF has concentrated investments in the financials sector. Because companies in the financials sector are subject to extensive governmental regulation, which may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain, these factors may adversely affect
Fund performance.
India concentration risk
Because Columbia India Consumer ETF invests predominantly in Indian securities, its NAV will be much more sensitive to changes in economic, political and other factors within India than would a fund that invested in a greater variety of countries. Special risks include, among others, political and legal uncertainty, persistent religious, ethnic and border disputes, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets. Uncertainty regarding inflation and currency exchange rates, fiscal policy, credit ratings and the possibility that future harmful political actions will be taken by the Indian government, could negatively impact the Indian economy and securities markets, and thus adversely affect the Fund’s performance.
India-Mauritius tax treaty risk
Columbia India Consumer ETF and its respective Subsidiary historically relied on a tax treaty between India and Mauritius for relief from certain Indian taxes. India and Mauritius agreed to an amended protocol with respect to gains resulting from the alienation of shares in Indian companies if the shares were acquired by the Subsidiary on or after April 1, 2017.
Gains realized in the Subsidiary resulting from the alienation of Indian shares acquired prior to April 1, 2017 continue to be exempt from Indian tax under the India-Mauritius tax treaty. Additionally, India has enacted General anti-avoidance rules (GAAR), which seek to curb tax evasion via investments through foreign tax havens and other avenues. Any assertion that the Subsidiary is in violation of GAAR or any change in the requirements established by Mauritius to qualify as a Mauritius resident could result in the imposition by India of various taxes on Indian securities invested in by the
Subsidiary (and indirectly the Fund). The imposition of taxes on the Subsidiary by India for any of the reasons described herein would result in higher taxes and lower returns for the Fund and its shareholders.
Information technology sector risk
Columbia EM Core ex-China ETF may be more susceptible to the particular risks that may affect companies in the information technology sector than if it was invested in a wider variety of companies in unrelated sectors. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Market and environment risk
The Funds may incur losses due to declines in the value of one or more securities in which they invest. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Funds, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact

NOTES TO FINANCIAL STATEMENTS
(continued)
September 30, 2020 (Unaudited)
34 Thematic Beta ETFs | Semiannual Report 2020
issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events
– could have a significant negative impact on global economic and market conditions and could result in increased premiums or discounts to the Funds’ net asset value.
The Funds performance may also be significantly negatively impacted by the economic impact of the coronavirus disease
2019 (COVID-19) pandemic. The COVID-19 public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Funds from executing advantageous investment decisions in a timely manner and negatively impact the Funds’ ability to achieve their investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Funds.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted business travel, and provided resources for complying with the guidance from the World Health
Organization, the U.S. Centers for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Non-diversification risk
Columbia EM Core ex-China ETF and Columbia India Consumer ETF are non-diversified funds. A non-diversified fund is permitted to invest a greater percentage of its total assets in the securities of fewer issuers than a diversified fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the
Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund.
Passive investment risk
The Funds are not "actively" managed and may be affected by a general decline in market segments related to their underlying index. The Funds invest in securities or instruments included in, or believed by the Investment Manager to be representative of, its underlying index, regardless of their investment merits. The Funds do not seek temporary defensive positions when markets decline or appear overvalued. The decision of whether to remove a security from an index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.
Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

NOTES TO FINANCIAL STATEMENTS
(continued)
September 30, 2020 (Unaudited)
Thematic Beta ETFs | Semiannual Report 2020 35
Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased
Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
36 Thematic Beta ETFs | Semiannual Report 2020
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise
Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia EM Core ex-China ETF, Columbia
Emerging Markets Consumer ETF and Columbia India Consumer ETF (each, an ETF and collectively, the ETFs). Under an investment management services agreement (the IMS Agreement), Columbia Threadneedle provides investment advice and other services to each ETF and other funds in the Columbia Fund family (collectively, the Funds).
On an annual basis, each ETF’s Board of Trustees (the Board), including the independent Board members (the
Independent Trustees), considers renewal of the IMS Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November and December 2019 and February, March, April and June 2020,
including reports providing the results of analyses performed by an independent organization, Broadridge Financial
Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the
Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board
(who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts
Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review
Committee, the Audit Committee and the Compliance Committee in determining whether to continue the IMS Agreement.
The Board, at its June 15-17, 2020 Board meeting (the June Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of investment management services agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia
Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2020 initiatives. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each ETF, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle's ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that Columbia Threadneedle has been able to effectively manage the ETFs through the challenging pandemic period (with no disruptions in services provided).
In connection with the Board's evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative oversight services provided to the ETFs by
Columbia Threadneedle, as well as the achievements in 2019 in the performance of administrative services and noted
the various enhancements anticipated for 2020. In evaluating the quality of services provided under the IMS Agreement, the Board also took into account the organization and strength of each ETF’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its ability to carry out its responsibilities under the IMS Agreement.

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(continued)
Thematic Beta ETFs | Semiannual Report 2020 37
The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the
ETFs under the IMS Agreement. It was observed that the services being performed under the IMS Agreement were of a reasonable quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide quality services to the ETFs.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of each ETF. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods (including since manager inception): the performance of the ETF, the performance of a benchmark index, and its net assets. The Board also reviewed index tracking error data of each ETF. The Board observed that each ETF’s investment performance met expectations.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the ETFs
The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. In considering the proposed level of fees under the IMS Agreement, the Board accorded particular weight to the unified/all-inclusive fee structure utilized by each ETF. In this regard, they observed that many of the competitors of the ETFs have adopted similar unified/all-inclusive fee structures.
The Board accorded particular weight to the notion that the primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same
Lipper comparison universe). The Board took into account that each ETF’s unified fee rate was approximately equal to or lower than the median expenses paid by funds in each ETF’s comparative peer universe. Based on its review, the Board concluded that each ETF’s investment management services fee was fair and reasonable in light of the extent and quality of services that each ETF receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia
Threadneedle providing management services to each ETF. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise
Financial from managing the Funds, including the ETFs. The Board considered that in 2019 the Board had concluded that 2018 profitability was reasonable and that the 2020 information shows that the profitability generated by Columbia
Threadneedle in 2019 decreased slightly from 2018 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing the Funds, including the ETFs, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the ETFs should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Economies of scale to be realized
The Board considered that the IMS Agreement provides for a unified fee level that does not include pre-established breakpoints, and management’s observation that the ETF fee structures often do not include breakpoints due to the more volatile nature of their inflows/outflows.

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(continued)
38 Thematic Beta ETFs | Semiannual Report 2020
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management services fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2020, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

ADDITIONAL INFORMATION
Thematic Beta ETFs | Semiannual Report 2020 39
Proxy voting policies and procedures
A description of the Trust’s proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and each Fund’s proxy voting record for the most recent twelve-month period ended
June 30 is available, without charge, by visiting columbiathreadneedleus.com/etfs or searching the website of the
Securities and Exchange Commission (the SEC) at sec.gov.
Quarterly schedule of investments
Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORTs are available on the SEC’s website at sec.gov. Each Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling
888.800.4347.
Additional Fund information
For more information about the Funds, please visit columbiathreadneedleus.com/etfs or call 888.800.4347.
Premium/discount information for the Funds covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at columbiathreadneedleus.com/etfs.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
ALPS Distributors, Inc.
1290 Broadway
Suite 1000
Denver, CO 80203
ALPS Distributors, Inc. is not afﬁliated with Columbia Management Investment Advisers, LLC.
Fund administrator, custodian & transfer agent
The Bank of New York Mellon Corp.
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon Corp. is not afﬁliated with Columbia Management Investment Advisers, LLC.

Columbia ETF Trust II
225 Franklin Street
Boston, MA, 02110
SAR279_03_K01_(11/20)
Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleus.com/ etfs . Read the prospectus and summary prospectus carefully before investing. Columbia
Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by
ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.
© 2020 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/etfs

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)The registrant's "Schedule I – Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a)The registrant's principal executive officer and principal financial officer, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)There was no change in the registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b)Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940(17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(registrant)	Columbia ETF Trust II
By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer
Date	November 20, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer
Date	November 20, 2020
By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer, Principal Financial Officer
and Senior Vice President
Date	November 20, 2020
By (Signature and Title)	/s/ Marybeth Pilat
Marybeth Pilat, Treasurer, Chief Accounting Officer and Principal
Financial Officer
Date	November 20, 2020